Related Party Transactions - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Dividends received from owned subsidiary		$ 130
Chief Executive Officer and Managing Director
Disclosure Of Transactions Between Related Parties [Line Items]
Appointment term	5 years
DWA Nova LLC
Disclosure Of Transactions Between Related Parties [Line Items]
Write down of Investment		11
Infosys Consulting AG
Disclosure Of Transactions Between Related Parties [Line Items]
Dividends received from owned subsidiary			$ 4
Tax on dividend
Infy Consulting Company Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Dividends received from owned subsidiary		3	5
Tax on dividend
Infosys BPM Limited (formerly Infosys BPO Limited)
Disclosure Of Transactions Between Related Parties [Line Items]
Tax on dividend		27
Dividends received from owned subsidiary		130
S.C. Infosys Consulting S.R.L.
Disclosure Of Transactions Between Related Parties [Line Items]
Dividends received from owned subsidiary		1
Tax on dividend
Infosys Consulting s.r.o
Disclosure Of Transactions Between Related Parties [Line Items]
Dividends received from owned subsidiary	1	1
Tax on dividend
Infy Consulting B.V.
Disclosure Of Transactions Between Related Parties [Line Items]
Dividends received from owned subsidiary	3	1
Tax on dividend